PHOENIX INSIGHT FUNDS TRUST
                     (FORMERLY, HARRIS INSIGHT FUNDS TRUST)


                           PHOENIX INSIGHT INDEX FUND
                      (FORMERLY, HARRIS INSIGHT INDEX FUND)
                        PHOENIX INSIGHT MONEY MARKET FUND
                  (FORMERLY, HARRIS INSIGHT MONEY MARKET FUND)

        Supplement dated August 1, 2006 to the A and C Shares Prospectus dated June 26, 2006, and to the Statement of Additional
                         Information dated June 26, 2006


IMPORTANT NOTICE TO INVESTORS

PHOENIX INSIGHT INDEX FUND

         The Phoenix Insight Index Fund does not presently offer Class C Shares for investment and has never offered Class C Shares for investment. Any references to Phoenix Insight Index Fund Class C Shares in the Phoenix Insight Funds Trust Prospectus--A and C Shares ("Prospectus") and Statement of Additional Information ("SAI") are made in error. All references to Class C Shares of the Phoenix Insight Index Fund are hereby removed from the Prospectus and SAI including, but not limited to, the reference to the Index Fund in the Class C Shares--Annual Fund Operating Expense Table on page 28 of the Prospectus and the Expense Example tables found on page 29 of the Prospectus.


PHOENIX INSIGHT MONEY MARKET FUND

         Within the second paragraph under the "Net Asset Value" subsection of the section entitled "Pricing of Fund Shares--How is the Share Price determined?" on page 74, the time of calculation of the net asset value for the Money Market Fund is hereby corrected to state "as of 12:00 Noon eastern time and as of 3:30 PM eastern time."

ALL FUNDS

         The third sentence under the heading "What are the Classes and how do they differ?" in the section entitled "Sales Charges" on page 76 is revised to read: "All Non-Money Market Funds offer Class A Shares and Class C Shares, except the Intermediate Government Bond Fund which offers only class A Shares.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP4491--IF-C&MMF-NAV (8/06)

                           PHOENIX INSIGHT FUNDS TRUST
                     (FORMERLY, HARRIS INSIGHT FUNDS TRUST)


                        PHOENIX INSIGHT MONEY MARKET FUND
                  (FORMERLY, HARRIS INSIGHT MONEY MARKET FUND)

           Supplement dated August 1, 2006 to the Institutional Shares
                         Prospectus dated June 26, 2006


IMPORTANT NOTICE TO INVESTORS

         Within the second paragraph under the "Net Asset Value" subsection of the section entitled "Pricing of Fund Shares--How is the Share Price determined?" on page 72, the time of calculation of the net asset value for the Money Market Fund is hereby corrected to state "as of 12:00 Noon eastern time and as of 3:30 PM eastern time."


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

PXP4492--MMF-NAV (8/06)

                           PHOENIX INSIGHT FUNDS TRUST
                     (FORMERLY, HARRIS INSIGHT FUNDS TRUST)


                        PHOENIX INSIGHT MONEY MARKET FUND
                  (FORMERLY, HARRIS INSIGHT MONEY MARKET FUND)


                     Supplement dated August 1, 2006 to the
           Money Market Funds--A Shares Prospectus dated June 26, 2006


IMPORTANT NOTICE TO INVESTORS

         Within the second paragraph under the "Net Asset Value" subsection of the section entitled "Pricing of Fund Shares--How is the Share Price determined?" on page 18, the time of calculation of the net asset value for the Money Market Fund is hereby corrected to state "as of 12:00 Noon eastern time and as of 3:30 PM eastern time."


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

PXP4493--MMF-NAV (8/06)

                           PHOENIX INSIGHT FUNDS TRUST
                     (FORMERLY, HARRIS INSIGHT FUNDS TRUST)


                        PHOENIX INSIGHT MONEY MARKET FUND
                  (FORMERLY, HARRIS INSIGHT MONEY MARKET FUND)


                     Supplement dated August 1, 2006 to the
        Money Market Fund--Exchange Shares Prospectus dated June 26, 2006


IMPORTANT NOTICE TO INVESTORS

         Within the second paragraph under the "Net Asset Value" subsection of the section entitled "Pricing of Fund Shares--How is the Share Price determined?" on page 7, the time of calculation of the net asset value for the Money Market Fund is hereby corrected to state "as of 12:00 Noon eastern time and as of 3:30 PM eastern time."


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

PXP4494--MMF-NAV (8/06)

                           PHOENIX INSIGHT FUNDS TRUST
                     (FORMERLY, HARRIS INSIGHT FUNDS TRUST)


         Supplement dated August 1, 2006 to the Statement of Additional
                        Information dated June 26, 2006


IMPORTANT NOTICE TO INVESTORS

The Phoenix Insight Index Fund does not presently offer Class C Shares for investment and has never offered Class C Shares for investment. Any references to Phoenix Insight Index Fund Class C Shares in the Phoenix Insight Funds Trust Statement of Additional Information are made in error and are hereby removed.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXPxxxx--IF-C (8/06)